SCHEDULE OF PREPAID EXPENSES (Details) - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Prepaid Expenses
Prepaid expenses	$ 573,494	$ 14,024
Prepaid insurance	10,638	4,919
Total prepaid expenses	$ 584,132	$ 18,943